CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details) - Sales Revenue Goods Net [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer One [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	18.80%
Affiliate Companies [Member] | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	93.00%	81.00%
Affiliate Companies [Member] | Customer One [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues		22.40%
Affiliate Companies [Member] | Customer Two [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	25.20%	14.00%